Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
May 31, 2026
TRN-NPRT1-0726
1.802192.122
Common Stocks - 95.3%
	Shares	Value ($)
CANADA - 2.2%
Industrials - 1.6%
Ground Transportation - 1.6%
Canadian Pacific Kansas City Ltd	66,000	5,893,156
TFI International Inc	15,900	2,452,843
TOTAL INDUSTRIALS		8,345,999
Information Technology - 0.6%
Software - 0.6%
Descartes Systems Group Inc/The (a)	43,000	3,173,264
TOTAL CANADA		11,519,263
PANAMA - 1.4%
Industrials - 1.4%
Passenger Airlines - 1.4%
Copa Holdings SA Class A	49,621	7,090,345
UNITED STATES - 91.7%
Consumer Discretionary - 1.8%
Broadline Retail - 1.3%
Amazon.com Inc (a)	25,090	6,790,358
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (a)	17,470	2,328,925
TOTAL CONSUMER DISCRETIONARY		9,119,283
Financials - 0.4%
Financial Services - 0.4%
WEX Inc (a)	14,000	2,029,440
Industrials - 88.5%
Aerospace & Defense - 1.0%
Boeing Co (a)	23,400	5,408,910
Air Freight & Logistics - 19.4%
CH Robinson Worldwide Inc	122,261	21,841,928
Expeditors International of Washington Inc	27,066	4,276,157
FedEx Corp	94,309	38,831,731
GXO Logistics Inc (a)	72,202	3,618,042
Hub Group Inc Class A	12,776	530,715
United Parcel Service Inc Class B	288,826	30,814,846
		99,913,419
Ground Transportation - 45.9%
CSX Corp	536,101	24,263,931
Knight-Swift Transportation Holdings Inc	205,469	15,539,620
Lyft Inc Class A (a)(b)	263,200	3,713,752
Norfolk Southern Corp	29,850	9,103,056
Old Dominion Freight Line Inc	157,793	35,527,094
RXO Inc (a)(b)	53,260	1,362,391
Saia Inc (a)	5,477	2,587,170
Schneider National Inc Class B	249,325	8,811,146
Uber Technologies Inc (a)	739,266	52,044,326
Union Pacific Corp	199,235	52,327,081
Werner Enterprises Inc	190,050	7,888,976
XPO Inc (a)	110,065	23,581,426
		236,749,969
Machinery - 0.4%
Westinghouse Air Brake Technologies Corp	7,360	1,922,138
Marine Transportation - 1.4%
Kirby Corp (a)	50,946	7,162,498
Passenger Airlines - 20.4%
Alaska Air Group Inc (a)(b)	252,643	11,626,631
American Airlines Group Inc (a)	52,800	772,992
Delta Air Lines Inc	573,176	47,275,556
Joby Aviation Inc Class A (a)(b)	282,800	3,365,320
SkyWest Inc (a)	79,224	6,785,536
Southwest Airlines Co	248,625	10,678,444
United Airlines Holdings Inc (a)	217,458	24,964,178
		105,468,657
TOTAL INDUSTRIALS		456,625,591
Information Technology - 1.0%
Software - 1.0%
Samsara Inc Class A (a)(b)	145,100	5,077,049
TOTAL UNITED STATES		472,851,363
TOTAL COMMON STOCKS (Cost $248,238,510)		491,460,971

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	22,405,325	22,409,806
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	11,360,379	11,361,515
TOTAL MONEY MARKET FUNDS (Cost $33,771,321)			33,771,321

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $282,009,831)	525,232,292
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(9,370,070)
NET ASSETS - 100.0%	515,862,222

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,473,839.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,558,873	35,083,935	35,233,002	41,682	-	-	22,409,806	22,405,325	0.0%
Fidelity Securities Lending Cash Central Fund	3,749,145	106,479,053	98,866,683	4,770	-	-	11,361,515	11,360,379	0.0%
Total	26,308,018	141,562,988	134,099,685	46,452	-	-	33,771,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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